Stock-Based Compensation - General Employees Stock Purchase Plan (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award Activity
Weighted-average fair value	$ 22.47	$ 23.98	$ 19.63
Allocated Share Based Compensation Expense	$ 298	$ 276	$ 280
General Employees' Stock Purchase Plan (GESPP)
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of shares authorized	60,000,000
Option price, percentage of market value at date of grant	85.00%
Options granted	987,478	1,007,669	1,073,956
Options exercised	(987,478)	(1,007,669)	(1,073,956)
Shares available for grant	27,116,857	28,104,335	29,112,004
Weighted average exercise price - Options granted	$ 140.06	$ 133.52	$ 118.73
Weighted average exercise price - Options exercised	140.06	133.52	118.73
Weighted-average fair value	$ 24.72	$ 23.56	$ 20.95
Option price, discount from market value at date of grant	15.00%
Allocated Share Based Compensation Expense	$ 24	$ 24	$ 22